12. Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 1,937,004	$ 1,030,257
Deferred tax expense (benefit)	(172,374)	755,139
Total income tax (benefit) expense	$ 1,764,630	$ 1,785,396